Reconciliation of Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Tax Rates Line Items
Income tax expenses, PRC statutory tax rate	25.00%	25.00%	25.00%